Derivative warrant liabilities (Details 1) - Derivative Warrant Liabilities [Member] - $ / shares	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Share price	$ 0.48	$ 0.41
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.32%	0.19%
Expected volatility	55.00%	60.00%
Remaining term (in years)	10 months 24 days	1 year 10 months 24 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.44%	0.67%
Expected volatility	60.00%	70.00%
Remaining term (in years)	4 years 4 months 24 days	4 years 4 months 24 days